Shareholder’s Equity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	May 02, 2023	Dec. 31, 2022	May 02, 2022
Shareholder’s Equity (Details) [Line Items]
Preference shares, shares authorized	1,000,000	1,000,000		1,000,000
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares outstanding
Warrants per shares (in Dollars per share)	$ 0.01
Exceeds price per share (in Dollars per share)	$ 18	$ 18	$ 10.43
Equity linked securities, description	(i) the Company issues additional ordinary shares or securities convertible into or exercisable or exchangeable for shares of ordinary shares for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $9.20 per ordinary shares, with such issue price or effective issue price to be determined in good faith by the Board (and in the case of any such issuance to the Sponsor or its affiliates, without taking into account any founder shares held by such holder or affiliates, as applicable, prior to such issuance) (the “New Issuance Price”); (ii) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation thereof (net of redemptions); and (iii) the volume weighted average trading price of the ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates the initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the Warrant Price shall be adjusted (to the nearest cent) to be equal to 115% of the greater of the Market Value and the New Issuance Price and the Redemption Trigger Price ($18.00) shall be adjusted to equal to 180% of the greater of the Market Value and the Newly Issued Price.
(in Dollars per share)			$ 1		$ 11.5
Trading days		20 days
Equity proceeds percentage		60.00%
Market value price per share (in Dollars per share)		$ 9.2
Market value percentage		180.00%
Redemption trigger price per share (in Dollars per share)		$ (18)
Class A Ordinary Shares [Member]
Shareholder’s Equity (Details) [Line Items]
Ordinary shares, shares authorized	479,000,000	479,000,000		479,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, shares issued	2,086,874	2,086,874		118,125
Ordinary shares, shares outstanding	2,086,874	2,086,874		118,125
Vote		one
(in Dollars per share)	$ 11.5	$ 11.5
Class B Ordinary Shares [Member]
Shareholder’s Equity (Details) [Line Items]
Ordinary shares, shares authorized	20,000,000	20,000,000		20,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, shares issued	1	1		1,968,750
Ordinary shares, shares outstanding	1	1		1,968,750
Vote		one
Warrant [Member]
Shareholder’s Equity (Details) [Line Items]
(in Dollars per share)		$ 0.01
Trading days		30 days
Market value percentage		115.00%
Business Combination [Member]
Shareholder’s Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 9.2